FINTECH MERGER AND STELLA POINT ACQUISITION, Fintech Merger (Details) - USD ($) $ in Thousands		11 Months Ended	12 Months Ended
	Jul. 26, 2018	Dec. 31, 2017	Dec. 31, 2018	Jan. 31, 2017
Reverse Recapitalization [Abstract]
Cash balance available to Intermex prior to the consummation of the Merger	$ 110,726	$ 35,902	$ 44,473	$ 64,410
Cash consideration to Intermex shareholders		$ 0	(101,659)
Net equity infusion			$ 9,989
Common shares, outstanding (in shares)	36,200,000	17,227,682	36,182,783
Warrants to purchase common stock (in shares)	9,000,000
2018 Equity Compensation Plan [Member]
Reverse Recapitalization [Abstract]
Shares reserved for issuance (in shares)	3,400,000
Intermex [Member]
Reverse Recapitalization [Abstract]
Intermex Merger costs paid from acquisition proceeds at closing	$ (9,062)
Cash consideration to Intermex shareholders	$ (101,659)
FinTech [Member]
Merger [Abstract]
Redemption of shares (in shares)	4,900,000
Gross redemption payments	$ 49,800
Number of outstanding shares subsequent to redemption (in shares)	18,900,000
Consideration paid in equity (in shares)	17,200,000
Reverse Recapitalization [Abstract]
Net cash proceeds from reverse recapitalization	$ 5
Prepaid expenses	76
Accrued liabilities	(136)
Deferred tax assets	982
Net equity infusion	$ 9,989
Amortization post-merger tax returns period			15 years